ROCHDALE INVESTMENT TRUST
                            SUPPLEMENT TO PROSPECTUS

                              DATED APRIL 30, 2004

                THE DATE OF THIS SUPPLEMENT IS DECEMBER 10, 2004

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Effective December 13, 2004, the Custodian for the Portfolios, as found on the inside back cover of the Prospectus, has been changed to:

U.S. Bank, N.A.
P.O. Box 1118, Mail Location CN-OH-W6TC
Cincinnati, Ohio 45201-1118
1-800-485-8510




                PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS DECEMBER 10, 2004
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                            ROCHDALE INVESTMENT TRUST
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                              DATED APRIL 30, 2004

                THE DATE OF THIS SUPPLEMENT IS DECEMBER 10, 2004

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Effective December 13, 2004, the Custodian for the Portfolios, as found on page
44 under "General Information" of the Statement of Additional Information, has been revised to read as follows:

U.S. Bank, N.A., located at P.O Box 1118, Mail Location CN-OH-W6TC, Cincinnati, OH 45201-1118, acts as Custodian of the securities and other assets of the Portfolios.




   PLEASE RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION
                THE DATE OF THIS SUPPLEMENT IS DECEMBER 10, 2004
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